KPMG LLP
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm
The Audit Committee Sentry Life Insurance Company and
The Contract Owners
Sentry Variable Life Account I:
We have audited the accompanying statement of assets and liabilities of Sentry
Variable Life Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account?s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agent of the underlying mutual funds.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Life Account I as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                         /s/KPMG LLP

Milwaukee, Wisconsin
February 20, 2015
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
     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Life Account I
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2014



Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 5,431 shares (cost $130,328)                                   $      194,218
          Aspen Enterprise Portfolio, 56,972 shares (cost $2,112,576)                                         3,518,608
          Aspen Forty Portfolio, 6,412 shares (cost $236,933)                                         258,199
     *     Aspen Global Research Portfolio, 385 shares (cost $12,457)                                         15,975
          Aspen Balanced Portfolio, 9,989 shares (cost $275,060)                                         313,956

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 58,908 shares (cost $58,908)                                         58,908
          Limited Term Bond Portfolio, 14,301 shares (cost $70,831)                                         69,787

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 7,672 shares (cost $153,084)                                         230,327
          Personal Strategy Balanced Portfolio, 78,561 shares (cost $1,409,486)                                         1,615,211

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 1,044 shares (cost $15,017)                                         15,932

Total Assets                                             $      6,291,121
Total Liabilities                                                   -

Net Assets                                             $      6,291,121





     See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio
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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2014

          Janus Aspen          Janus Aspen          Janus Aspen
          Janus          Enterprise          Forty

Investment Income:
  Dividends           $664            $5,397            $396

Expenses:
  Mortality and expense risk charges           1,932            36,049            2,563

Net investment income (loss)           (1,268)           (30,652)           (2,167)

Realized gains (losses) on investments:
  Realized net investment gain (loss)           9,790            250,117            10,401

  Capital gain distributions received           12,874            230,951            73,382

  Realized gain (loss) on investments and
    capital gain distributions, net           22,664            481,068            83,783

Unrealized appreciation (depreciation), net           (1,144)           (84,761)           (63,426)


Net increase (decrease) in net assets from operations           $20,252            $365,655            $18,190



          For the Year Ended December 31,  2014
          Janus Aspen
          Global          Janus Aspen
            Research*          Balanced

Investment Income:
  Dividends           $168            $5,323

Expenses:
  Mortality and expense risk charges           167            3,197

Net investment income (loss)           1            2,126

Realized gains (losses) on investments:
  Realized net investment gain (loss)           2,051            1,886

  Capital gain distributions received           -              7,965

  Realized gain (loss) on investments and
    capital gain distributions, net           2,051            9,851

Unrealized appreciation (depreciation), net          (1,083)          9,729


Net increase (decrease) in net assets from operations           $969            $21,706


See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio
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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2014
                    T. Rowe Price
          T. Rowe Price          Limited Term          T. Rowe Price
          Prime Reserve          Bond          Equity Income

Investment Income:
  Dividends           $-              $925            $3,934

Expenses:
  Mortality and expense risk charges           660            774            2,367

Net investment income (loss)           (660)           151            1,567

Realized gains (losses) on investments:
  Realized net investment gain (loss)           -              (275)           5,933

  Capital gain distributions received           -              -              -

  Realized gain (loss) on investments and
    capital gain distributions, net           -              (275)           5,933

Unrealized appreciation (depreciation), net           -             (109)           6,037


Net increase (decrease) in net assets from operations           $(660)           $(233)           $13,537



          For the Year Ended December 31, 2014
          T. Rowe Price          T. Rowe Price
          Personal Strategy          International
          Balanced          Stock

Investment Income:
  Dividends           $26,588            $175

Expenses:
  Mortality and expense risk charges           17,070            173

Net investment income (loss)           9,518            2

Realized gains (losses) on investments:
  Realized net investment gain (loss)           32,151            689

  Capital gain distributions received           108,865            93

  Realized gain (loss) on investments and
    capital gain distributions, net           141,016            782

Unrealized appreciation (depreciation), net          (84,818)          (1,145)


Net increase (decrease) in net assets from operations           $65,716            $(361)


See accompanying notes to financial statements
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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31

          Janus Aspen                    Janus Aspen                    Janus Aspen
          Janus                    Enterprise                    Forty
          2014          2013          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(1,268)           $(475)    $(30,652)           $(17,910)           $(2,167)      $(739)

  Realized gains (losses) on investments           22,664         6,326       481,068            181,835       83,783       7,465

  Unrealized appreciation (depreciation), net           (1,144)      36,793         (84,761)       705,162    (63,426)     50,884


Net increase (decrease) in net assets from operations    20,252       42,644        365,655      869,087       18,190      57,610

Contract transactions:
  Purchase payments           10,837            11,375           191,738            206,496            8,424            8,548

  Transfers between subaccounts, net            (1,375)           5,667        (38)           (52,561)       -            5,097

  Withdrawals and surrenders           (15,818)           (24,225)           (399,071)       (255,335)       (6,000)       (3,142)

  Monthly deductions           (7,218)           (7,722)           (218,344)           (228,960)           (12,412)       (11,914)

  Policy loans           48            40            41,175            7,768            (80)           (1,241)

Net increase (decrease) in net assets
  derived from contract transactions       (13,526)        (14,865)        (384,540)           (322,592)      (10,068)      (2,652)

Total increase (decrease) in net assets       6,726           27,779            (18,885)          546,495       8,122       54,958

Net assets at beginning of year          187,492      159,713       3,537,493           2,990,998       250,077           195,119

Net assets at end of year           $194,218            $187,492       $3,518,608          $3,537,493       $258,199  $250,077


          For the Years Ended December 31
          Janus Aspen
          Global                    Janus Aspen
             Research*                    Balanced
          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $1            $23            $2,126            $1,505

  Realized gains (losses) on investments           2,051            2,108            9,851            14,954

  Unrealized appreciation (depreciation), net           (1,083)           2,247            9,729            28,324


Net increase (decrease) in net assets from operations           969            4,378            21,706            44,783

Contract transactions:
  Purchase payments           1,693            1,475            15,020            12,838

  Transfers between subaccounts, net            (10)           167            42            45,355

  Withdrawals and surrenders           (2,878)           (3,118)           (10,077)           (3,166)

  Monthly deductions           (1,554)           (1,993)           (11,120)           (9,866)

  Policy loans           (78)           (982)           114            54

Net increase (decrease) in net assets
  derived from contract transactions           (2,827)           (4,451)           (6,021)           45,215

Total increase (decrease) in net assets           (1,858)          (73)           15,685            89,998

Net assets at beginning of year           17,833            17,906            298,271            208,273

Net assets at end of year           $15,975            $17,833            $313,956            $298,271



See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio
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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31
                              T. Rowe Price
               T. Rowe Price               Limited Term                    T. Rowe Price
          Prime Reserve                    Bond                    Equity Income
          2014          2013          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(660)           $(867)           $151            $496            $1,567          $1,014

  Realized gains (losses) on investments           -              3            (275)           (1,534)           5,933      2,417

  Unrealized appreciation (depreciation), net           -              -              (109)           53       6,037       44,503


Net increase (decrease) in net assets from operations           (660)           (864)       (233)      (985)      13,537   47,934

Contract transactions:
  Purchase payments           5,014            6,184            5,961            4,812            8,658            6,434

  Transfers between subaccounts, net            -              (3,120)           -              (25,158)           13      21,149

  Withdrawals and surrenders           (225)           (30,783)           (12,677)           (4,234)         (10,119)      (8,300)

  Monthly deductions           (10,236)           (13,413)           (5,411)           (6,341)           (8,159)           (7,374)

  Policy loans           216            (1,030)           1,758            1,312            268            265

Net increase (decrease) in net assets
  derived from contract transactions        (5,231)           (42,162)        (10,369)           (29,609)     (9,339)     12,174

Total increase (decrease) in net assets           (5,891)           (43,026)       (10,602)       (30,594)      4,198      60,108

Net assets at beginning of year          64,799           107,825           80,389           110,983           226,129    166,021

Net assets at end of year           $58,908            $64,799            $69,787            $80,389        $230,327      $226,129


          For the Years Ended December 31
          T. Rowe Price                    T. Rowe Price
          Personal Strategy                    International
          Balanced                    Stock
          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $9,518            $6,910            $2            $7

  Realized gains (losses) on investments           141,016            121,332            782            361

  Unrealized appreciation (depreciation), net           (84,818)           116,033            (1,145)           1,345


Net increase (decrease) in net assets from operations           65,716            244,275            (361)           1,713

Contract transactions:
  Purchase payments           53,324            57,101            1,163            1,488

  Transfers between subaccounts, net            -              (1,872)           1,368            5,276

  Withdrawals and surrenders           (72,020)           (146,984)           (1,272)           -

  Monthly deductions           (81,761)           (79,575)           (1,365)           (1,583)

  Policy loans           1,187            5,589            53            (253)

Net increase (decrease) in net assets
  derived from contract transactions           (99,270)           (165,741)           (53)           4,928

Total increase (decrease) in net assets           (33,554)          78,534            (414)          6,641

Net assets at beginning of year          1,648,765           1,570,231           16,346            9,705

Net assets at end of year           $1,615,211            $1,648,765            $15,932            $16,346



See accompanying notes to financial statements
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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 and 2013

1.       Organization

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life
     Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account was established by the
     Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987.
     The Company discontinued new sales of variable life insurance contracts on October 13, 2003.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series,
     Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

     The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.

     The Variable (Life) Account meets the definition of an investment company under Financial Accounting Standards Board (FASB)
     Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.


2.     Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     Valuation of Investments

     Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2014.
     The Funds value their investment securities at fair value.

     The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is  not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which
     generally requires these investments to be measured at fair value.   Additionally,  the guidance provided  updated
     disclosures  for investments  within its scope and noted that if the investor can redeem  the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as
     Level 2 or 3.
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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     Policy Loans

     The Policy may be used to secure a loan from the Company.  The maximum loan amount is 90% of the Policy's cash value minus the full surrender charge.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

     Susequent Events

     In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2014 through February 20, 2015, the date the financial statements were issued.
     No significant subsequent events were identified.

3.     Purchases and Sales of Securities

     In 2014, purchases and proceeds on sales of the Funds' shares were as follows:

                                                       Proceeds
                                             Purchases          on Sales
     Janus Aspen Janus Portfolio                                         $24,753            $26,673
     Janus Aspen Enterprise Portfolio                                         476,648            660,889
     Janus Aspen Forty Portfolio                                         82,239            21,091
*     Janus Aspen Global Research Portfolio                                         3,230            6,056
     Janus Aspen Balanced Portfolio                                         29,810            25,740
     T. Rowe Price Prime Reserve Portfolio                                         5,314            11,205
     T. Rowe Price Limited Term Bond Portfolio                                         8,865            19,083
     T. Rowe Price Equity Income Portfolio                                         14,295            22,066
     T. Rowe Price Personal Strategy Balanced Portfolio                                         192,250            173,139
     T. Rowe Price International Stock Portfolio                                         2,934            2,891
         Total                                         $840,338            $968,833
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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     In 2013, purchases and proceeds on sales of the Funds' shares were as follows:

                                                       Proceeds
                                             Purchases          on Sales
     Janus Aspen Janus Portfolio                                         $19,622            $34,957
     Janus Aspen Enterprise Portfolio                                         323,283            663,786
     Janus Aspen Forty Portfolio                                         15,235            18,626
*     Janus Aspen Global Research Portfolio                                         2,977            7,407
     Janus Aspen Balanced Portfolio                                         86,655            24,173
     T. Rowe Price Prime Reserve Portfolio                                         6,753            49,779
     T. Rowe Price Limited Term Bond Portfolio                                         23,282            52,394
     T. Rowe Price Equity Income Portfolio                                         30,950            17,762
     T. Rowe Price Personal Strategy Balanced Portfolio                                         192,650            253,088
     T. Rowe Price International Stock Portfolio                                         7,007            2,071
         Total                                         $708,414            $1,124,043



     *Formerly Janus Aspen Worldwide Growth Portfolio


4.     Expenses and Related Party Transactions

     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable
     Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account.  These charges compensate the
     Company for assuming these risks under the variable life contract.  Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 7).

     At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units.  This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee.  The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

     The Company deducts a front-end sales expense charge of 5.0% from each premium payment.  A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy.
     The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity.
     Premium taxes up to 3.0% are imposed by certain states.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013


5.     Fair Value Measurement

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses, as a practical expedient, the net asset value (NAV) as the basis to estimate fair value due to the mutual fund investments offered by the Variable Account.

     The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

     The Company categorizes financial assets recorded at fair value as follows:

     Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

     Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally  from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

     Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

     The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

                         Level 1          Level 2          Level 3          Total
     Variable Account Investments                     -            $6,291,121            -            $6,291,121

     The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.
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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013


6.     Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2014 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               1,090            2,477            (1,387)
     Janus Aspen Enterprise Portfolio                               4,534            11,878            (7,344)
     Janus Aspen Forty Portfolio                               576            1,269            (693)
*     Janus Aspen Global Research Portfolio                               357            688            (331)
     Janus Aspen Balanced Portfolio                               816            1,115            (299)
     T. Rowe Price Prime Reserve Portfolio                               278            553            (275)
     T. Rowe Price Limited Term Bond Portfolio                               287            661            (374)
     T. Rowe Price Equity Income Portfolio                               447            862            (415)
     T. Rowe Price Personal Strategy Balanced Portfolio                               871            2,403            (1,532)
     T. Rowe Price International Stock Portfolio                               226            230            (4)

     The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               2,107            3,967            (1,860)
     Janus Aspen Enterprise Portfolio                               6,997            14,404            (7,407)
     Janus Aspen Forty Portfolio                               1,078            1,305            (227)
*     Janus Aspen Global Research Portfolio                               371            951            (580)
     Janus Aspen Balanced Portfolio                               3,752            1,180            2,572
     T. Rowe Price Prime Reserve Portfolio                               350            2,536            (2,186)
     T. Rowe Price Limited Term Bond Portfolio                               789            1,861            (1,072)
     T. Rowe Price Equity Income Portfolio                               1,362            786            576
     T. Rowe Price Personal Strategy Balanced Portfolio                               1,208            4,102            (2,894)
     T. Rowe Price International Stock Portfolio                               638            177            461

*Formerly Janus Aspen Worldwide Growth Portfolio
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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

7.       Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio      17,449            $11.13            $194            1.05      %      0.36      %      11.82 %
     Janus Aspen Enterprise Portfolio      61,454            57.26            3,519            1.05            0.16         11.35
     Janus Aspen Forty Portfolio      16,437            15.71            258            1.05            0.16            7.60
*     Janus Aspen Global Research Portfolio           1,769            9.03       16            1.05       1.05       6.33
     Janus Aspen Balanced Portfolio           14,857            21.13            314            1.05            1.74        7.38
     T. Rowe Price Prime Reserve Portfolio           3,106            18.97            59            1.05            -      (1.05)
     T. Rowe Price Limited Term Bond Portfolio      2,540            27.48            70            1.05         1.26    (0.41)
     T. Rowe Price Equity Income Portfolio           9,609       23.97            230            1.05            1.74       6.26
     T. Rowe Price Personal Strategy Balanced Portfolio      24,444            66.08       1,615       1.05       1.64       4.10
     T. Rowe Price International Stock Portfolio      1,392       11.45            16            1.05            1.06       (2.27)


     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio           18,836       $9.95            $187            1.05      %      0.76      %      28.98  %
     Janus Aspen Enterprise Portfolio          68,798    51.42            3,537            1.05            0.49            31.00
     Janus Aspen Forty Portfolio           17,130       14.60            250            1.05            0.70            29.86
*     Janus Aspen Global Research Portfolio      2,100        8.49            18            1.05            1.19            27.09
     Janus Aspen Balanced Portfolio           15,156      19.68            298            1.05            1.59            18.91
     T. Rowe Price Prime Reserve Portfolio           3,381       19.17            65            1.05            -         (1.04)
     T. Rowe Price Limited Term Bond Portfolio      2,914       27.59            80            1.05            1.58        (0.92)
     T. Rowe Price Equity Income Portfolio           10,024       22.56            226            1.05            1.56       28.38
     T. Rowe Price Personal Strategy Balanced Portfolio      25,976            63.47            1,649       1.05       1.49  16.70
     T. Rowe Price International Stock Portfolio          1,396       11.71            16            1.05         1.08      12.86

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.


*     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio       20,696       $7.72            $160            1.05      %      0.55      %      17.35      %
     Janus Aspen Enterprise Portfolio     76,205      39.25            2,991            1.05            -              16.07
     Janus Aspen Forty Portfolio      17,357            11.24            195            1.05            0.80            22.86
     Janus Aspen Worldwide Growth Portfolio     2,680        6.68            18            1.05            0.72         18.83
     Janus Aspen Balanced Portfolio      12,584         16.55            208          1.05            2.87            12.43
     T. Rowe Price Prime Reserve Portfolio      5,567            19.37            108            1.05        -          (1.05)
     T. Rowe Price Limited Term Bond Portfolio      3,986            27.85            111      1.05            2.04          1.39
     T. Rowe Price Equity Income Portfolio           9,448            17.57            166  1.05            2.09            15.93
     T. Rowe Price Personal Strategy Balanced Portfolio      28,870            54.39            1,570       1.05       1.94  13.94
     T. Rowe Price International Stock Portfolio           935       10.38            10            1.05            1.29      17.20


     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio          23,996         $6.58            $158          1.05      %      0.59     %      (6.28)  %
     Janus Aspen Enterprise Portfolio     82,434            33.82           2,788            1.05            -           (2.44)
     Janus Aspen Forty Portfolio          13,767            9.15           126            1.05            0.37            (7.66)
     Janus Aspen Worldwide Growth Portfolio     5,378            5.62           30            1.05            0.58          (14.63)
     Janus Aspen Balanced Portfolio          12,140            14.72           179            1.05            2.68          0.61
     T. Rowe Price Prime Reserve Portfolio          10,331            19.57           202            1.05            -       (1.03)
     T. Rowe Price Limited Term Bond Portfolio     4,255            27.46           117            1.05            2.39       0.54
     T. Rowe Price Equity Income Portfolio          11,584            15.16           176            1.05            1.76    (1.74)
     T. Rowe Price Personal Strategy Balanced Portfolio     31,747            47.73           1,515       1.05       1.71    (1.36)
     T. Rowe Price International Stock Portfolio          949            8.86           8       1.05            1.40       (13.74)

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio          25,540            $7.02            $179            1.05      %      1.12      %   13.31
     Janus Aspen Enterprise Portfolio     90,384            34.66           3,133            1.05            0.07            24.53
     Janus Aspen Forty Portfolio          15,803            9.91           157            1.05            0.39            5.62
     Janus Aspen Worldwide Growth Portfolio          6,487            6.59           43            1.05            0.62      14.62
     Janus Aspen Balanced Portfolio          12,576            14.63           184            1.05            2.85            7.22
     T. Rowe Price Prime Reserve Portfolio          10,858            19.78           215            1.05            0.12    (0.93)
     T. Rowe Price Limited Term Bond Portfolio     4,061            27.32           111            1.05            2.86       2.02
     T. Rowe Price Equity Income Portfolio          11,277            15.43           174            1.05            1.94    13.81
     T. Rowe Price Personal Strategy Balanced Portfolio     35,529            48.39      1,719            1.05       2.35   12.52
     T. Rowe Price International Stock Portfolio          1,679       10.26      17            1.05            0.95         13.25

#     Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.



8.       Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
     The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.
